Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Amounts shown in Consolidated Balance Sheets:
Cash and cash equivalents	211,970	1,988,298	1,751,222	268,387
Restricted cash	5,000	5,200	17,926	2,747

Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	216,970	1,993,498	1,769,148	271,134

Schedule of Estimated Useful Life of Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Life of Intangible Assets	The
estimated
useful life for the intangible assets is as follows:

Category	Estimated useful life
Trademarks	3-15 years
Technologies	5 years
Customer relationship	5 years
Websites	4 years
Domain names	4-10 years
Database	5 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

Lease, Cost
Lease cost recognized in the Group’s consolidated statements of comprehensive income is summarized
as follows:

		Year ended December 31,
		2019	2020
		RMB	RMB	US$
	Classification in Consolidated Statements of Comprehensive Income
Operating lease cost	Cost of revenues and operating expenses	128,507	117,479	18,004
Cost of other leases with terms less than one year	Cost of revenues and operating expenses	38,229	66,253	10,154

Lessee, Operating Lease, Liability, Maturity
Maturities of operating lease liabilities as of December 31, 2019 and 2020 are as follows
:

	As of December 31,
	2019	2020
	RMB	RMB	US$
2020	54,091	—	—
2021	19,963	120,527	18,472
2022	4,719	87,260	13,373
2023	—	17,596	2,697
2024	—	1,005	154
2025	—	200	31

Total lease payments	78,773	226,588	34,727

Less imputed interest	(2,925)	(23,880)	(3,662)

Total	75,848	202,708	31,065

Schedule of Operating Lease in its Unaudited Consolidated Balance Sheet
As of December 31, 2019 and 2020, the Group recognized the following items related to operating lease in its consolidated balance sheets.

		As of December 31,
		2019	2020
		RMB	RMB	US$
	Classification in Consolidated Balance Sheets
Operating lease ROU assets	Other non-current assets	81,055	209,339	32,083
Operating lease liabilities, current portion	Accrued expenses and other payables	52,781	112,094	17,178
Operating lease liabilities, non-current portion	Other liabilities	23,067	90,614	13,887